Consolidated Schedule of Investments (unaudited)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Bank of Montreal, 5.40%, 10/13/23	$10,000	$10,016,061
Barclays Bank PLC/NY, 4.95%, 06/08/23,
(1 day SOFR + 0.650%)(a)	11,250	11,262,635
Credit Suisse AG/NY, 1.10%, 02/02/23	5,000	4,998,986
Landesbank Baden-Wuerttemberg, 4.79%, 02/03/23,
(1 day SOFR + 0.490%)(a)	25,000	25,000,883
Mizuho Bank Ltd./New York NY, 4.87%, 02/01/23,
(1 day SOFR + 0.570%)(a)	14,700	14,700,209
MUFG Bank Ltd./New York NY, 4.60%, 03/13/23,
(1 day SOFR + 0.300%)(a)	22,000	22,003,340
Royal Bank of Canada, 4.08%, 07/14/23	10,000	9,956,469
Svenska Handelsbanken/New York NY, 4.76%, 02/06/23(a)	5,715	5,713,864

Total Certificates of Deposit — 9.4%
(Cost: $103,665,000)		103,652,447

Commercial Paper
ABN AMRO Funding USA LLC
4.50%, 02/06/23	30,400	30,377,230
4.65%, 03/20/23	8,100	8,050,104
American Electric Power Co. Inc.
4.71%, 02/07/23	11,250	11,239,697
4.72%, 02/09/23	22,100	22,073,950
American Honda Finance Corp.
4.77%, 02/16/23	24,100	24,048,994
4.79%, 03/06/23	33,450	33,299,371
Australia & New Zealand Banking Group Ltd., 4.77%, 07/10/23	7,350	7,197,414
Banco Santander SA, 5.11%, 06/26/23	10,000	9,796,817
Barton Capital SA, 4.57%, 02/24/23	23,150	23,079,624
Britannia Funding Co. LLC, 4.61%, 03/02/23	50,000	49,808,750
Citigroup Global Markets Inc., 4.95%, 09/21/23(a)(b)	10,000	10,009,502
Columbia Funding Co. LLC, 4.60%, 03/10/23	19,800	19,704,299
Commonwealth Bank of Australia, 4.73%, 04/03/23,
(1 day SOFR + 0.430%)(a)(b)	24,200	24,210,286
DBS Bank Ltd., 4.50%, 03/01/23	19,100	19,031,070
DNB Bank ASA, 4.79%, 05/31/23,
(1 day SOFR + 0.490%)(a)(b)	11,600	11,612,727
Dominion Energy Inc., 4.66%, 02/06/23	20,000	19,984,463
Eversource Energy, 4.61%, 02/23/23	5,150	5,134,871
Fidelity National Information Services Inc., 4.77%, 03/06/23	3,000	2,986,553
Glencove Funding LLC, 4.63%, 03/20/23	50,000	49,693,200
Hitachi America Capital Ltd., 4.58%, 02/01/23	1,000	999,873
Hyundai Capital America, 4.81%, 03/08/23	12,000	11,942,520
Kookmin Bank, 4.78%, 04/25/23	13,300	13,153,398
Landesbank Baden-Wuerttemberg, 4.57%, 03/22/23	14,000	13,911,742
Lime Funding LLC, 4.61%, 03/10/23	4,889	4,865,318
Lloyds Bank PLC
4.47%, 02/07/23	15,000	14,986,962
4.52%, 03/01/23	19,000	18,931,003
LMA-Americas LLC
4.51%, 02/16/23	5,000	4,990,007
4.60%, 02/27/23	6,750	6,726,788
5.06%, 07/05/23	10,000	9,786,875
LVMH Moet Hennessy Louis Vuitton SE, 4.99%, 07/24/23	3,000	2,929,313
Macquarie Bank Ltd., 4.82%, 05/12/23	10,000	9,866,456

Security	Par/ Shares (000)	Value

Mitsubishi UFJ Trust & Banking Corp., 4.48%, 02/08/23	$15,000	$14,985,067
National Australia Bank Ltd., 4.63%, 05/03/23(a)(b)	12,125	12,139,652
NextEra Energy Capital Holdings Inc., 4.80%, 03/06/23	5,000	4,977,414
PSP Capital Inc., 4.54%, 03/08/23	9,900	9,855,252
Pure Grove Funding
4.56%, 02/27/23	15,000	14,948,835
5.13%, 08/25/23	6,650	6,460,421
Santander U.K. PLC, 4.68%, 04/03/23	30,000	29,760,318
Sumitomo Mitsui Banking Corp., 4.93%, 04/18/23,
(1 day SOFR + 0.630%)(a)	15,000	15,013,423
Sumitomo Mitsui Trust Bank Ltd., 4.50%, 03/01/23	10,000	9,963,895
Svenska Handelsbanken, 4.87%, 09/01/23,
(1 day SOFR + 0.560%)(a)	10,000	10,017,251
Swedbank AB, 4.60%, 03/28/23	10,500	10,425,422
Toronto-Dominion Bank, 4.80%, 03/31/23	24,300	24,315,828
Toyota Industries Commercial Finance Inc., 4.45%, 02/16/23	44,250	44,162,562
TransCanada PipeLines Ltd.
4.77%, 02/24/23	12,250	12,211,167
4.79%, 03/01/23	25,000	24,903,998
Union Electric Co., 4.73%, 02/22/23	4,500	4,487,017
VW Credit Inc., 4.88%, 03/24/23	3,000	2,979,014
Wells Fargo Bank NA, 4.65%, 03/23/23,
(1 day SOFR + 0.350%)(a)	20,000	20,005,920

Total Commercial Paper — 69.1%
(Cost: $766,126,901)		766,041,633

U.S. Treasury Obligations
U.S. Treasury Bill
4.49%, 02/21/23(c)	3,000	2,992,636
4.52%, 02/28/23(c)	40,000	39,866,650
4.69%, 07/06/23(c)	20,000	19,609,809

Total U.S. Treasury Obligations — 5.6%
(Cost: $62,469,295)		62,469,095

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	100,300	100,300,095

Total Money Market Funds — 9.0%
(Cost: $100,300,094)		100,300,095

Total Investments — 93.1%
(Cost: $1,032,561,290)		1,032,463,270

Other Assets Less Liabilities — 6.9%		76,593,239

Net Assets —100.0%		$1,109,056,509

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$207,400,095	$—	$(107,100,000	)(a)	$—	$—	$100,300,095	100,300	$1,745,853	$131

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Cotton	266	03/09/23	$11,467	$96,524
LME Lead	110	03/13/23	5,865	(233,318)
Wheat KCBT	410	03/14/23	18,014	(167,009)
Coffee	138	03/21/23	9,406	752,470
Cattle Feeder	155	03/30/23	14,427	76,902
NY Harbor Ultra Sulphur Heating Oil	440	03/31/23	56,146	(900,140)
Low Sulphur Gasoil	782	04/12/23	68,073	(2,847,965)
Lean Hogs	592	04/17/23	20,465	(534,572)
LME Nickel	85	04/17/23	15,466	1,606,666
Sugar	856	04/28/23	19,596	1,726,578
Cocoa	127	05/15/23	3,339	129,414
Silver	43	05/26/23	5,169	412,383
Live Cattle	677	06/30/23	43,098	1,230,079
Wheat	944	07/14/23	36,403	(3,279,587)
Corn	2,153	09/14/23	65,182	(1,657,511)
Soybean	612	11/14/23	41,708	(71,480)
Gasoline RBOB	482	11/30/23	45,571	4,309,423
LME Copper	233	12/18/23	53,605	911,371
LME Zinc	132	12/18/23	10,990	546,078
Gold 100	254	12/27/23	51,133	1,053,988
Brent Crude Oil	2,618	12/28/23	211,456	4,213,036
WTI Crude Oil	2,958	02/20/24	222,412	11,421,266
Natural Gas	965	03/26/24	32,984	(1,772,609)
LME Aluminum	665	12/16/24	46,579	2,617,328
				$19,639,315

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$103,652,447	$—	$103,652,447
Commercial Paper	—	766,041,633	—	766,041,633
U.S. Treasury Obligations	—	62,469,095	—	62,469,095
Short-Term Securities
Money Market Funds	100,300,095	—	—	100,300,095
	$100,300,095	$932,163,175	$—	$1,032,463,270
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$31,103,506	$—	$—	$31,103,506
Liabilities
Commodity Contracts	(11,464,191)	—	—	(11,464,191)
	$19,639,315	$—	$—	19,639,315

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

3